Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation, excluding taxes	$ 1,573	$ 869	$ 1,365
Clinical trial expenses	2,304	1,124	933
Professional fees	314	221	286
Short-term portion of lease restructuring	193	209	216
Other	836	985	607
Total accrued expenses	$ 5,220	$ 3,408	$ 3,407